NOTE 9 - INCOME TAXES: Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Details
Federal net operating loss carryforwards	$ 562,157		$ 166,169
Valuation allowance	(562,157)	$ (275,274)	(166,169)	$ (416,225)
Net long-term deferred tax assets	$ 0	0	$ 0	0
Long-term deferred tax assets
Federal net operating loss carryforwards		$ 275,274		$ 416,225